Nomura Asset Depositor Company, LLC ABS-15G

Exhibit 99.7

ONE DILIGENCE

FORMABSDUE
DILIGENCE-15E

SEC 2917 (6-15) Persons who respond to the collection of information contained in this form are not required to respond unless the form displays a currently validOMB control number.

UNITED STATES
SECURITY AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS DUE DILIGENCE-15E

CERTIFICATE OF PROVIDER OF THIRD-PARTY DUE DILIGENCE SERVICES
FOR ASSET BACKED-SECURITIES

Pursuant 17 CFR 240.17g-10, this Form must be used by a person providing third-party due diligence services in connection with an asset-backed security to comply with section 15E(s)(4)(B) of the Securities Exchange Act of 1934 requires a person providing the due diligence services to provide a written certification to any nationally recognized statistical rating organization that produces a credit rating to which such due diligence relate.

Item 1. Identity of the person providing third-party due diligence services

Legal Name: OneDiligence, LLC

Business Name (if Different): OneDiligence, LLC.

Principle Business Address: 9550 Regency Square Blvd Suite 906, Jacksonville, FL 32225

Item 2. Identity of the person who paid the person to provide third-party due diligence services

Legal Name: Nomura Corporate Funding Americas, LLC (also referred to as "The Requestor" in this form)

Business Name (if Different):

Principle Business Address: 309 West 49th Street, New York, NY 10019

Item 3. Credit rating criteria

If the due diligence performed by the third party is intended to satisfy the criteria for due diligence published by a nationally recognized statistical rating organization, identify the national recognized statistical rating organization and the title and date of the published criteria (more than one nationally recognized statistical rating organization may be identified).

OneDiligence LLC- 9550 Regency Square Blvd Suite 906, Jacksonville, FL 32225

Identity of NRSRO	Title and Date of Criteria
Fitch Ratings, Inc.	Rating Criteria: U.S. RMBS Rating Criteria, October 1, 2025

Item 4. Description of the due diligence performed

Provide a description of the scope and manner of the due diligence services performed in connection with the review of assets that is sufficiently detailed to provide an understanding of the steps taken in performing the review. Include in the description: (1) the type of assets that were reviewed; (2) the sample size of the assets reviewed; (3) how the sample size was determined and, if applicable, computed; (4) whether the accuracy of information or data about the assets provided, directly or indirectly, by the securitizer or originator of the assets was reviewed and, if so, how the review was conducted; (5) whether the conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements was reviewed and, if so, how the review was conducted; (6) whether the value of collateral securing such assets was reviewed and, if so, how the review was conducted; (7) whether the compliance of the originator of the assets with federal, state, and local laws and regulations was reviewed and, if so, how the review was conducted; and (8) any other type of review that was part of the due diligence services conducted by the person executing this Form. This description should be attached to the Form and contain the heading "Item 4." Provide this description regardless of whether the due diligence performed is intended to satisfy the criteria for due diligence published by a nationally recognized statistical rating organization.

Item 5. Summary of findings and conclusions of review

Provide a summary of the findings and conclusions that resulted from the due diligence services that is sufficiently detailed to provide an understanding of the findings and conclusions that were conveyed to the person identified in Item 2. This summary should be attached to the Form and contain the heading "Item 5."

CERTIFICATION

The undersigned has executed this Form ABS Due Diligence l5E on behalf of, and on the authority of, the person identified in Item 1 of the Form. The undersigned, on behalf of the person, represents that the person identified in Item 1 of the Form conducted a thorough review in performing the due diligence described in Item 4 attached to this Form and that the information and statements contained in this Form, including Items 4 and 5 attached to this Form, which are part of this Form, are accurate in all significant respects on and as of the date hereof.

Name of Person Identified in Item 1: Alex Goldovsky, CEO OneDiligence, LLC

(Print name of duly authorized person)

Date: 02/06/2026

Signature:
Annex #1 to Form ABS Due Diligence 15E

OneDiligence LLC- 9550 Regency Square Blvd Suite 906, Jacksonville, FL 32225

Item 4. Description of the due diligence services performed

Provide a description of the scope and manner of the due diligence services performed in connection with the review of assets that is sufficiently detailed to provide an understanding of the steps taken in performing the review. Include in the description:

(1)	The type of assets that were reviewed;

a. The assets reviewed in this population were one-to-four family residential mortgage loans.

(2)	The sample size of the assets reviewed;

a. The sample consisted of 1,924 mortgage loans

(3)	How the sample size was determined and, if applicable, computed;

a. OneDiligence, LLC, performed the due diligence scope on the full loan population

(4)	Whether the accuracy of information or data about the assets provided, directly or indirectly, by the securitizer or originator of the assets was reviewed and, if so, how the review was conducted;

a. The accuracy of the information provided by the securitizer was verified through examination of the land records.

(5) Whether the conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements was reviewed and, if so, how the review was conducted;

a. Item 5 is not applicable within scope of review

(6)  Whether the value of collateral securing such assets was reviewed and, if so, how the review was conducted;

a. Item 6 is not applicable within scope of review

(7) Whether the compliance of the originator of the assets with federal, state, and local laws and regulations was reviewed and, if so, how the review was conducted;

a. Item 7 is not applicable within scope of review

(8) Any other type of review that was part of the due diligence services conducted by the person executing this Form.

a. Please refer to Item 5 of Form ABS Due Diligence 15E.

OneDiligence LLC- 9550 Regency Square Blvd Suite 906, Jacksonville, FL 32225

Annex #2 to Form ABS Due Diligence 15E

Item 5. Summary of findings and conclusions of review

OneDiligence, LLC was engaged by Nomura Corporate Funding Americas, LLC (The Requestor) as diligence provider to order and review title reports for a population of 1,924 one-to-four family residential mortgage loans (the "Subject Loans"). As of review date, OneDiligence, LLC has received and reviewed a total of 1,509 Current Owner searches with up to date title and tax information on each loan. Title Policy was reviewed for any and all loans that had exceptions prior to Subject loan origination as shown in the table attached to this form.

With respect to these 1,509 loans:

1.	As set forth in the title reports, the subject mortgage is recorded in the appropriate recording jurisdiction for all mortgages examined.

2.	As set forth in the title reports, the subject mortgage is in 1st lien position, with the exception of:

a.	59 mortgage loans for which a clean title policy was issued which did not take exception to the prior liens/judgments but for which potentially superior post ordination liens/judgments were found of record. For the purposes of identifying those potentially superior post-origination HOA liens which may not be enforceable due to statutory limitations, the Client provided a reference citing applicable state statutes. ProTitleUSA has confirmed that the state statutes referenced by Client are current statutes. ProTitleUSA has applied the effective dates and statutes of limitations referenced by Client without making a legal determination as to the rights of priorities of a potential lender, investor, or purchaser of interests in real estate and for those mortgage loans, the total amount of such potentially superior post origination recorded liens/judgments is $281,548.95 .

b.	105 mortgage loans for which potentially superior post origination liens/judgments were found of record. ProTitleUSA has confirmed that the state statutes referenced by Client are current statutes. ProTitleUSA has applied the effective dates and statutes of limitations referenced by Client without making a legal determination as to the rights of priorities of a potential lender, investor, or purchaser of interests in real estate and for those mortgage loans, the total amount of such potentially superior post origination recorded liens/judgments is $2,336,751.58 .

OneDiligence LLC- 9550 Regency Square Blvd Suite 906, Jacksonville, FL 32225

Scope for due diligence work:

This limited scope was for reviewing the most recent title reports provided by ProTitleUSA, Inc. Based on the title report, we captured the current lien position, potential assignment chain concerns, concerns with recordation and legal ownership, and any current and delinquent taxes.

Based on the searches for these loans, if any issue was identified the client was made aware and has made arrangements to ensure that curative action has been taken. Based on the review, it was determined that there were no significant non-curable issues on the mortgaged properties.

Thank you,

OneDiligence, LLC,

About OneDiligence, LLC:

Legal entity name: OneDiligence, LLC

One Diligence, LLC, a subsidiary of ProTitle USA, is a rated TPR firm using the latest Machine Learning and Data Extraction technologies which enables experienced underwriters to review loans much faster. With ProTitleUSA's automation and expertise of tax and title reviews, DocSolutionUSA's expertise of recorded documents, notes and title policy reviews, as well as the credit and compliance expertise of One Diligence's underwriting staff, One Diligence, LLC holds a very high standard on reliable, timely, versatile and competent reviews of real estate loans.

OneDiligence LLC- 9550 Regency Square Blvd Suite 906, Jacksonville, FL 32225

Loan #	Loan #	Loan #	Loan #	Loan #	Loan #

Loan #	Loan #	Loan #	Loan #	Loan #	Loan #

Loan #	Loan #	Loan #	Loan #	Loan #	Loan #

Loan #	Loan #	Loan #	Loan #	Loan #	Loan #

Loan #	Loan #	Loan #	Loan #	Loan #	Loan #

Loan #	Loan #	Loan #	Loan #	Loan #	Loan #

Loan #	Loan #	Loan #	Loan #	Loan #	Loan #